Shareholders' Deficit (Details Textual)				1 Months Ended													3 Months Ended		12 Months Ended
	Jan. 11, 2016 USD ($) shares	Aug. 09, 2015	Oct. 07, 2014 USD ($) shares	Nov. 30, 2018 $ / shares shares	Oct. 31, 2017 USD ($) shares	May 31, 2017 USD ($) shares	Apr. 30, 2017 $ / shares	Apr. 04, 2017 USD ($) shares	Mar. 16, 2017 shares	Oct. 31, 2016 shares	Oct. 18, 2016 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 30, 2014 USD ($) $ / shares shares	Jan. 29, 2012 USD ($) shares	Jan. 29, 2012 ILS (₪) ₪ / shares shares	Mar. 31, 2014 USD ($) shares	Mar. 31, 2014 ILS (₪) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares		Dec. 31, 2016 USD ($) shares		Dec. 31, 2015 USD ($) shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 ₪ / shares	Oct. 31, 2017 ₪ / shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares	Mar. 31, 2015 ILS (₪)	Oct. 07, 2014 ₪ / shares	Apr. 22, 2010 ₪ / shares shares
Shareholders' Deficit (Textual)
Ordinary shares, issued | shares																			72,230,162	70,087,141
Ordinary shares, par value | ₪ / shares																									₪ 0.01	₪ 0.01
Stock issued during period, value, new issues																				$ 562,553		$ 566,569
Ordinary shares, authorized | shares																			1,000,000,000	1,000,000,000
Preferred stock, shares authorized | shares																				10,000,000		10,000,000						10,000,000
Preferred stock, par value | ₪ / shares																										₪ 0.01		₪ 0.01
Issuance of warrants | shares																			1,106,000
Proceeds from issuance of common stock																			$ 80,345	$ 562,604	[1]	$ 566,569
Stock-based compensation																			47,672	113,758	[1]	210,180
Stock options exercised																				$ 226		$ 273
Risk-free interest rate																				1.00%		1.00%
Expected term (years)																				2 years 6 months		2 years 6 months	[2]
Expected volatility																				100.00%		100.00%	[3]
Adjustment of warrants granted for services																						$ 34,272		$ 23,233
Related stock-based compensation expense																						48,750
Company issued ordinary shares																			(1,215,934)	$ (1,339,633)		(403,949)		$ (527,510)
Exercised warrants to common stock | shares				3,500,000
Issuance of stock and warrants for services or claims																				166,500	[1]
Fair value of warrants liability classified to equity in connection with warrants exercised during the period (see Note 9)																			128,965	297,200	[1]
Provision amount																				30,000
Compensation expenses include research and development expenses																			$ 459,184	$ 720,527		$ 317,907
Private Placement [Member]
Shareholders' Deficit (Textual)
Stock issued during period, shares, new issues | shares																						4,518,406		3,106,000
Share price per share | $ / shares													$ 0.20
Exercise price of warrants | $ / shares													$ 0.50
Issuance of units, description													each unit consisting of: (A) 1 ordinary share par value NIS 0.01 and (B) 1 three-year warrant to purchase 1 ordinary share par value NIS 0.01
Proceeds from issuance of common stock																						$ 903,681		$ 621,200
Description on warrant exercise price							The Company offered to the holders of the warrants to lower the exercise price of the warrants from $0.5 per share to $0.4 per share for a limited period of time of 8 weeks.
Exercised warrants to common stock | shares						1,665,000
Exercised warrants to common stock, value						$ 666,000
Exercised warrants to common stock, net cash						$ 599,400
Employee Stock [Member]
Shareholders' Deficit (Textual)
Exercises in period | shares								81,432
Stock options exercised								$ 226
Forfeited non-vested options | shares								228,858
Minimum [Member]
Shareholders' Deficit (Textual)
Value of capital units | ₪																													₪ 100,000
Exercise price of warrants | $ / shares							$ 0.4
Maximum [Member]
Shareholders' Deficit (Textual)
Value of capital units | ₪																												₪ 10,000,000
Exercise price of warrants | $ / shares							$ 0.5
Maximum [Member] | Private Placement [Member]
Shareholders' Deficit (Textual)
Proceeds from issuance of private placement													$ 2,000,000
Consulting Agreement [Member]
Shareholders' Deficit (Textual)
Ordinary shares, par value | $ / shares											$ 0.01
Issuance of warrants | shares											620,521
Class of warrant or right, Expiration term											18 years
Adjustment of warrants granted for services																						$ (45,746)
Investor [Member]
Shareholders' Deficit (Textual)
Ordinary shares, par value | ₪ / shares																₪ 0.01											₪ 0.01
Debt conversion converted instrument , shares | shares															27,000,000	27,000,000
Debt conversion converted instrument , shares															$ 160,987	₪ 600,000		₪ 200,000
Stock issued during period, value, new issues					$ 625,000,000
Stock issued during period, shares, new issues | shares					1,061,125
Investor [Member] | Share Purchase Agreement [Member]
Shareholders' Deficit (Textual)
Ordinary shares, par value | (per share)														$ 0.01																₪ 0.01
Preferred Stock [Member]
Shareholders' Deficit (Textual)
Stock based expense | shares
Conversion of stock, shares | shares									3,333,471
Stock issued during period, value, new issues
Stock issued during period, shares, new issues | shares
Exercises in period | shares
Stock options exercised
Related stock-based compensation expense																						0
Company issued ordinary shares																						$ 9,424		8,810
Stock-based compensation, shares | shares																				18,379		237,276
Conversion of preferred shares into ordinary shares, shares | shares																				(3,351,850)
Ordinary Shares of NIS 0.01[Member]
Shareholders' Deficit (Textual)
Stock based expense | shares																				350,000
Stock issued during period, value, new issues																				$ 3,015		$ 11,669
Stock issued during period, shares, new issues | shares																				1,061,125		4,518,406
Exercises in period | shares																			620,521	81,432		103,428
Stock options exercised																			$ 1,656	$ 226		$ 273
Related stock-based compensation expense																						0
Company issued ordinary shares																			$ 190,679	$ 184,961		$ 166,723		154,781
Stock-based compensation, shares | shares
Conversion of preferred shares into ordinary shares, shares | shares																				3,351,850
Ordinary Shares of NIS 0.01[Member] | Investor [Member]
Shareholders' Deficit (Textual)
Debt conversion converted instrument , shares | shares																	123,900	123,900
Debt conversion converted instrument , shares																	$ 57,356
Stock issued during period, value, new issues																								$ 150,000
Ordinary Shares of NIS 0.01[Member] | Investor [Member] | Share Purchase Agreement [Member]
Shareholders' Deficit (Textual)
Stock issued during period, value, new issues			$ 350,593											$ 50,000
Stock issued during period, shares, new issues | shares			9,000,000											606,000
Ordinary Shares of NIS 0.01[Member] | Investor [Member] | Share Purchase Agreement One [Member]
Shareholders' Deficit (Textual)
Stock issued during period, shares, new issues | shares												18,120,000
Proceeds from issuance of common stock												$ 150,000
Warrant [Member]
Shareholders' Deficit (Textual)
Stock issued during period, shares, new issues | shares																			600,000			4,518,406		3,106,000
Exercise price of warrants | $ / shares				$ 0.125
Exercises in period | shares																						81,432
Stock options exercised																						$ 226
Warrant [Member] | Consulting Agreement [Member]
Shareholders' Deficit (Textual)
Vested in period | shares										25,855	232,696
Risk-free interest rate											1.00%
Dividend yield											0.00%
Expected term (years)											18 months
Expected volatility											67000.00%
Derivative liability											$ 91,490
Mr.Zigdon [Member]
Shareholders' Deficit (Textual)
Stock based expense | shares																						237,276		96,195
Ordinary shares, issued | shares																				18,379											3,000,000
Ordinary shares, par value | ₪ / shares																															₪ 0.01
Exercises in period | shares	103,428
Stock options exercised	$ 273
Director [Member]
Shareholders' Deficit (Textual)
Issued share capital, percentage		5.00%

[1]	See Note 2D
[2]	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the "simplified method" in accordance with SEC Staff Accounting Bulletin No. 110.
[3]	Due to the low trading volume of the Company's Common Stock, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company.